Transactions with Related Parties	9 Months Ended
Sep. 30, 2019
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

During the nine month periods ended September 30, 2018 and 2019, the Company incurred the following charges in connection with related party transactions, which are included in the accompanying unaudited interim condensed consolidated statements of income:

	Nine months ended September 30, 2018	Nine months ended September 30, 2019
Management fees-related party
Management fees (a)	$87,360	$100,360

Included in Voyage expenses
Charter hire commissions (b)	$—	$36,839

Included in Interest and finance costs
Interest expenses (c)	$—	$23,333

(a)	Pavimar S.A.:

The Company’s ship-owning subsidiaries have each entered into separate vessel management agreements with Pavimar S.A. (“Pavimar” or the “Manager”), a company controlled by Ismini Panagiotidis, the sister of Petros Panagiotidis (see Note 1). Pursuant to the terms of the management agreements, Pavimar provides the Company with a wide range of shipping services, including, but not limited to, crew management, technical management, operational employment management, insurance arrangements, provisioning, bunkering, accounting, general administration and audit support services, in exchange for a fixed daily fee, for a period beginning upon the vessel's delivery and until the termination of the agreement.

During the nine-month periods ended  September 30, 2018 and 2019, the Company incurred Management fees under the vessel management agreements amounting to $87,360 and $100,360, respectively, which are separately reflected  in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

In addition, each month the Manager makes payments for operating expenses with funds provided by the Company. As of December 31, 2018 and September 30, 2019, amounts of $176,434 and $371,199, respectively, were due from the Manager in relation to these working capital advances granted to it.

(b)	Alexandria Enterprises S.A:

The Company uses on a non-recurring basis the commercial management services of Alexandria Enterprises S.A., (“Alexandria”) an entity controlled by a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer. In exchange for these services, Alexandria charges the Company a commission rate equal to 1.25% of the gross charter hire, freight and the ballast bonus earned under a charter.

During the nine-month periods ended September 30, 2018 and 2019, commissions charged by Alexandria amounted to $0 and $36,839, respectively, and are included in Voyage expenses in the accompanying unaudited interim condensed consolidated statements of comprehensive income. As at December 31, 2018, and September 30, 2019 an amount of $0 and $1,140 was payable to Alexandria and is included in Accrued liabilities in the accompanying interim consolidated balance sheet.

As of December 31, 2018 and September 30, 2019 balances with related parties consisted of the following:

	December 31, 2018	September 30, 2019
Assets:
Working capital advances granted to the Manager (a)	$176,434	$371,199

Included in Accrued Liabilities:
Charter hire commission charges due to Alexandria (b)	$—	$1,140
Total liabilities due to related party, current	$—	$1,140
Related party debt (c)	$—	$5,000,000
Total liabilities due to related party, non-current	$—	$5,000,000

(c)	Thalassa Investment Co. S.A:

On August 30, 2019, the Company entered into a $5.0 million unsecured term loan with Thalassa Investment Co. S.A (“Thalassa”), a company controlled by Petros Panagiotidis, who is also the Company’s Chairman, Chief Executive Officer and Chief Financial Officer, the proceeds of which were used to partly finance the equity required to be contributed by the respective ship-owning subsidiary for the acquisition of the M/V Magic Sun (the “$5.0 Million Term Loan Facility”) (Note 5). The Company drew down the entire loan amount on September 3, 2019.  The $5.0 Million Term Loan Facility bears a fixed interest rate of 6% per annum and has a bullet repayment on March 3, 2021, a date which is eighteen (18) months after the drawdown date. The $5.0 Million Term Loan Facility may be prepaid in whole or in part at any time prior to its maturity, at the Company’s option. As of September 30, 2019, the whole amount under the $5.0 Million Term Loan Facility was outstanding.

During the nine-months ended September 30, 2019, the Company incurred interest costs in connection with the $5.0 Million Term Loan Facility amounting to $23,333 which are in included in Interest and finance costs in the accompanying unaudited interim condensed consolidated statements of comprehensive income. No interest costs were incurred in the nine month period ended September 30, 2018.